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LIBERTY
-------------------------
          FUNDS GROUP

LIBERTY FUNDS GROUP LLC

COLONIAL MANAGEMENT ASSOCIATES, INC.

COLONIAL ADVISORY SERVICES, INC.

STEIN ROE MANAGEMENT ASSOCIATES Stein Roe & Farnham Incorporated

LIBERTY FUNDS DISTRIBUTOR, INC.

LIBERTY FUNDS SERVICES, INC.

June 5, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Variable Investment Trust (Trust)
          Liberty Newport Japan Opportunities Fund, Variable Series Liberty Select Value Fund, Variable Series
          Rydex Financial Services Fund, Variable Series
          Rydex Health Care Fund, Variable Series
          Liberty S&P 500 Index Fund, Variable Series (the Funds)
          File Nos. 33-59216 and 811-7556

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus dated June 1, 2000 and Statement of Additional Information dated May 1, 2000, Revised June 1, 2000, for the Funds does not differ from that contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 30, 2000.

Very truly yours,

LIBERTY VARIABLE INVESTMENT TRUST
on behalf of
Liberty Newport Japan  Opportunities  Fund, Variable Series
Liberty Select Value Fund,  Variable  Series
Rydex  Financial  Services Fund,  Variable  Series
Rydex Health Care Fund,  Variable  Series
Liberty S&P 500 Index Fund,  Variable Series

By:   /s/Suzan M. Barron
      Suzan M. Barron
      Assistant Secretary

cc:        M. Muller (5)
           J. DiMaria
           D. Young (2)
           Portfolio Managers
           L. DiSilva
           M. Jarstfer

One Financial Center, Boston, MA 02111-2621